Fair Value Measurements - Valuation Of Convertible Notes (Details) - Dec. 31, 2024 $ in Millions	USD ($)	Y	Total
Fair Value Measurements
Aggregate principal amount | $	$ 28.3
Convertible Notes
Fair Value Measurements
Aggregate principal amount | $	$ 28.3
Convertible Notes | Time to Qualified/non-Qualified financing (in years)
Fair Value Measurements
Convertible note, measurement input		0.25
Convertible Notes | Time to IPO (in years)
Fair Value Measurements
Convertible note, measurement input		0.25
Convertible Notes | Time to reverse merger (in years)
Fair Value Measurements
Convertible note, measurement input		0.33
Convertible Notes | Interest rate (risk-free)
Fair Value Measurements
Convertible note, measurement input		4.37	0.0437